Award Timing Disclosure	12 Months Ended
Dec. 29, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Granting Practices
The Committee typically approves annual long-term incentive awards for NEOs and other members of the executive leadership team each February at a regular meeting of the Compensation and Talent Committee (CEO awards are approved by the full Board of Directors). The annual grant date typically takes place within a few weeks before the end of the first quarter.
During fiscal 2024, equity awards generally were granted on regularly scheduled predetermined dates. The Committee does not grant equity awards in anticipation of the release of material non-public
information and we do not time the release of material
non-public
information based on equity award grant dates. Beginning in 2024 Hasbro ceased granting stock options as an equity vehicle to all employees.

Award Timing Method	The Committee typically approves annual long-term incentive awards for NEOs and other members of the executive leadership team each February at a regular meeting of the Compensation and Talent Committee (CEO awards are approved by the full Board of Directors). The annual grant date typically takes place within a few weeks before the end of the first quarter.
Award Timing MNPI Considered	false